Annual Total Returns [BarChart] - Harbor Target Retirement 2050 Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(6.50%)
2012	17.74%
2013	25.70%
2014	2.83%
2015	(0.57%)
2016	6.58%
2017	22.93%
2018	(9.67%)
2019	27.34%
2020	19.60%